N-2 - USD ($)		3 Months Ended										6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key												0001471420
Amendment Flag												false
Entity Inv Company Type												N-2
Document Type												N-CSRS
Entity Registrant Name												Columbia Seligman Premium Technology Growth Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses
Dividend Investment Plan and Stock Repurchase Program Fees	None (a )
(a)

There are no servi
ce
or brokerage charges to participants in the dividend investment plan; however, the Fund reserves the right to amend the plan to include a service charge payable to the Fund by the participants. The Fund reserves the right to amend the plan to provide for payment of brokerage fees by the plan participants in the event the plan is changed to provide for open market purchases of Fund Common Stock on behalf of plan participants. You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to this plan. The expenses of administering the Fund’s Dividend Investment Plan and
Stock Repurchase Program are included in “Other Expenses” of the Fund. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Stock Repurchase Program.

Dividend Reinvestment and Cash Purchase Fees	[1]											$ 0
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common shares)
Management fees (b)	1.06%
Other expenses	0.06%
Acquired fund fees and expenses	0.00%
Total Annual Expenses (c)	1.12%
(b)

The Fund’s management fee is 1.06% of the Fund’s average daily Managed Assets (which means the net asset value of Fund’s outstanding common stock plus the liquidation preference of any issued and outstanding preferred stock of the Fund and the principal amount of any borrowing used for leverage). The management fee rate noted in the table reflects the rate paid by Common Stockholders as a percentage of the Fund’s net assets attributable to Common Stock.
(c)

“Total Annual Expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total gross expenses” shown in the
Financial Highlights
section of this report because “Total gross expenses” does not include acquired fund fees and expenses.

Management Fees [Percent]	[2]											1.06%
Acquired Fund Fees and Expenses [Percent]												0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]												0.06%
Total Annual Expenses [Percent]	[3]											1.12%
Expense Example [Table Text Block]
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
• you invest $1,000 in the Fund for the periods indicated,
• your investment has a 5% return each year, and
• the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Columbia Seligman Premium Technology Growth Fund, Inc. Common Stock	$21	$45	$71	$145

Purpose of Fee Table , Note [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell Common Shares.
You may pay other
fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Management Fee not based on Net Assets, Note [Text Block]
The Fund’s management fee is 1.06% of the Fund’s average daily Managed Assets (which means the net asset value of Fund’s outstanding common stock plus the liquidation preference of any issued and outstanding preferred stock of the Fund and the principal amount of any borrowing used for leverage). The management fee rate noted in the table reflects the rate paid by Common Stockholders as a percentage of the Fund’s net assets attributable to Common Stock.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Fund Investment Strategies and Policies
Under normal market conditions, the Fund invests at least 80% of its “Managed Assets” (as defined below) in a portfolio of equity securities of technology and technology-related companies that Columbia Management Investment Advisers, LLC
(the Investment Manager) believes offer attractive opportunities for capital appreciation. Under normal market conditions, the Fund’s investment program consists primarily of (i) investing in a portfolio of common stocks of technology and technology-related companies that seeks to exceed the total return, before fees and expenses, of the S&P North American
Technology Sector Index (described further below) and (ii) writing call options on the NASDAQ 100 Index
®
, an unmanaged
index of the 100 largest non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization, or an exchange-traded fund (ETF) equivalent (the NASDAQ 100) on a month-to-month basis, with an aggregate notional amount typically ranging from 0%-90% of the underlying value of the Fund’s holdings of common stock
(the Rules-based Option Strategy, as further described below). The Fund expects to generate current income from premiums received from writing call options on the NASDAQ 100. The Fund concentrates its investments in technology and technology-related stocks. The Fund may invest in companies of any size, including small-, mid-, and large-cap companies, as well as foreign companies.
Technology and technology-related companies in which the Fund invests are companies operating in the information technology and communications services sectors, as well as other related industries, applying a global industry classification standard, as it may be amended from time to time, to determine industry/sector classifications. These related industry companies may also include companies operating in the consumer discretionary and healthcare sectors, particularly those that are principally engaged in offering or developing products, processes, or services that benefit significantly from technological advances and improvements. By way of example, technology and technology-related companies may include semiconductor, semiconductor equipment, technology hardware, storage and peripherals, software, communication equipment and services, electronic equipment and instruments, internet services and infrastructure, media, health care equipment and supplies, and medical technology companies. The Fund tends to focus its technology and technology-related investments on companies in the information technology sector and/or the semiconductor and semiconductor equipment industry.
In determining the level (i.e., 0% to 90%) of call options to be written on the NASDAQ 100, the Investment Manager’s
Rules-based Option Strategy is based on the CBOE NASDAQ-100 Volatility Index
SM
(the VXN Index). The VXN Index
measures the market’s expectation of 30-day volatility implicit in the prices of near-term NASDAQ 100 Index options. The
VXN Index, which is quoted in percentage points (e.g., 19.36), is a leading barometer of investor sentiment and market volatility relating to the NASDAQ 100 Index. In general, the Investment Manager intends to write more call options when market volatility, as represented by the VXN Index, is high (and premiums received for writing the option are high) and write fewer call options when market volatility, as represented by the VXN Index, is low (and premiums for writing the option are low).
The Fund’s Rules-based Option Strategy with respect to writing call options is as follows:

When the VXN Index is:	Aggregate Notional Amount of Written Call Options as a Percentage of the Fund’s Holdings in Common Stocks
17 or less	25%
Greater than 17, but less than 18	Increase up to 50%
At least 18, but less than 33	50%
At least 33, but less than 34	Increase up to 90%
At least 34, but less than 55	90%
At 55 or greater	0% to 90%
In addition to the Rules-based Option Strategy, the Fund may write additional calls with aggregate notional amounts of up to
25% of the value of the Fund’s holdings in common stock (to a maximum of 90% when aggregated with the call options written pursuant to the Rules-based Option Strategy) when the Investment Manager believes call premiums are attractive relative to the risk of the price of the NASDAQ 100. The Fund may also close (or buy back) a written call option if the
Investment Manager believes that a substantial amount of the premium (typically, 70% or more) to be received by the Fund has been captured before exercise, potentially reducing the call position to 0% of total equity until additional calls are written.
The Fund, subject to the above-mentioned aggregate notional amount of 90% of the underlying value of the Fund’s holdings of common stock, may also buy or write other call and put options on securities, indices, ETFs and market baskets of securities to generate additional income or return or to provide the portfolio with downside protection.
The S&P North American Technology Sector Index is a benchmark that represents U.S. securities classified under the GICS
®
information technology sector as well as the internet and direct marketing retail, interactive home entertainment, and interactive media and services sub-industries.
The Fund’s investment policy of investing at least 80% of its Managed Assets in equity securities of technology and technology-related companies and its policy with respect to the use of the Rules-based Option Strategy on a month-to-month basis may be changed by the Board without stockholder approval only with 60 days’ prior written notice to stockholders.
The Fund is a non-diversified fund. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This policy may not be changed without a stockholder vote.
The Fund has a fundamental policy of investing at least 25% of the value of its Managed Assets in technology and technology-related stocks. This policy may not be changed without a stockholder vote.
The Fund may also invest: up to 15% of its Managed Assets in illiquid securities (i.e., securities that at the time of purchase are not readily marketable); up to 20% of its Managed Assets in debt securities (including convertible and non-convertible debt securities), such as debt securities issued by technology and technology-related companies and obligations of the
U.S. Government, its agencies and instrumentalities, and government-sponsored enterprises, as well as below-investment grade securities (i.e., high-yield or junk bonds); and up to 25% of its Managed Assets in equity securities of companies organized outside of the United States. The Fund may hold foreign securities of issuers located or doing substantial business in emerging markets. Each of these policies may be changed by the Board without stockholder approval.
The Fund has other fundamental policies that may not be changed without a stockholder vote. Under these policies, the
Fund may not:
• Purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time, and except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities;
• Issue senior securities or borrow money, except as permitted by the Investment Company Act of 1940, as amended (1940
Act) or any rule thereunder, any Securities and Exchange Commission (SEC) or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;
• Make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;
• Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities
Act of 1933 (1933 Act) in disposing of a portfolio security or in connection with investments in other investment companies;
• Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts; and
• Invest 25% or more of its Managed Assets (as defined below), at market value, in the securities of issuers in any particular industry, except that the Fund will invest at least 25% of the value of its Managed Assets in technology and technology-related stocks (in which the Fund intends to concentrate) and may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or government-sponsored enterprises, as described in the Fund’s prospectus, which may be amended from time to time.
“Managed Assets” means the net asset value of the Fund’s outstanding common shares plus any liquidation preference of any issued and outstanding shares of Fund preferred stock ("Preferred Shares") and the principal amount of any borrowings used for leverage.
Certain of the Fund’s fundamental policies set forth above prohibit transactions “except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the
SEC.” The following discussion summarizes the flexibility that the Fund currently gains from these exceptions. To the extent the 1940 Act or the rules and regulations thereunder may, in the future, be amended to provide greater flexibility, or to the extent the SEC may in the future grant exemptive relief providing greater flexibility, the Fund will be able to use that flexibility without seeking shareholder approval of its fundamental policies.
Issuing senior securities — A “senior security” is an obligation with respect to the earnings or assets of a company that takes precedence over the claims of that company’s common stock with respect to the same earnings or assets. The 1940 Act limits a closed-end fund’s issuance of senior securities, but Rule 18f-4 provides relief from that prohibition as to certain transactions that could be considered issuances of senior securities, provided that the Fund complies with its conditions.
The exception in the fundamental policy allows the Fund to operate in accordance with Rule 18f-4.
Borrowing money — The 1940 Act permits the Fund to borrow up to 33 1/3% of its Managed Assets, plus an additional 5% of its Managed Assets for temporary purposes. The Fund’s compliance with its policy on borrowing is not determined by applying the time of purchase standard.
Making loans — The 1940 Act generally prohibits the Fund from making loans to affiliated persons but does not otherwise restrict the Fund’s ability to make loans.
Under the 1940 Act, the Fund’s fundamental policies may not be changed without the approval of the holders of a “majority of the outstanding” common shares and, if issued, preferred shares voting together as a single class, and of the holders of a
“majority of the outstanding” preferred shares voting as a separate class. When used with respect to particular shares of the
Fund, a “majority of the outstanding” shares means the lesser of: (i) 67% or more of the shares present at a stockholder meeting, if the holders of more than 50% of the outstanding shares are present at the meeting or represented by proxy, or (ii)
more than 50% of the outstanding shares of the Fund.

Risk Factors [Table Text Block]
Principal
Ris
ks
An investment in the Fund involves risks. The principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund. See also the Fund’s "Significant Risks" in the Notes to Financial
Statements section.
Active Management Risk
.
The Fund is actively man
a
ged and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Counterparty Risk
. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the
Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s NAV to fluctuate.
Credit Risk.
Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch, DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk.
Derivatives may involve sig
n
ificant risks. Derivatives are financial instruments, t
ra
ded on an exchange or in
the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk).
Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise a
dve
r
sely
affect the value or performanc
e
of derivatives.
Derivatives Risk – Options Risk.
Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The Fund may purchase or write (i.e., sell) put and call options on an underlying reference it is otherwise permitted to invest in. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. If the Fund sells a put option, the Fund may be required to buy the underlying reference at a strike price that is above market price, resulting in a loss. If the Fund sells a call option, the Fund may be required to sell the underlying reference at a strike price that is below market price, resulting in a loss. If the Fund sells a call option that is not covered (it does not own the underlying reference), the Fund’s losses are potentially unlimited.
Options may involve economic leverage, which could result in greater volatility in price movement. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Foreign Securities Risk.
Investments in or exposure to securities of foreign companies m
a
y involve heightened risks relative
to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile.
Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the
Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets.
In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the
Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The
Fund may also incur curre
nc
y conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Interest Rate Risk.
Interest rate risk is the ri
s
k of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by
3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such action
s m
ay negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV.  Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.
Issuer Risk.
An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund and could result in a greater premium or discount between the market price and the NAV of the Fund’s shares and wider bid/ask sp
reads than those experienced by other
closed-end funds.
Small- and Mid-Cap Stock Risk.
Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Large-Cap Stock Risk.
Investments in larger, more established comp
an
ies (larger companies), may involve certain risks
associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other event
s
–  or the potential for such events –  could have a significant negative impact on global economic and market conditions and could result in a greater premium or discount between the market price and the
NAV of the Fund’s shares and wider bid/ask spreads than those experienced by other closed-end funds.
Market Trading Discount Risk.
The Fund’s Common Shares can and have traded at a discount to the Fund’s NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.
Non-Diversified Fund Risk.
The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Offering Risk.
The provisions of the 1940 Act generally require that the public offering price of an investment company’s common shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of an investment company’s common stock (calculated within 48 hours of pricing), plus any sales commission charged in connection with the offering. In the offering described in the Fund’s current Prospectus, the Fund may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Fund’s NAV per Common Share (calculated within 48 hours of pricing). To the extent that Fund
Common Shares do not trade at a premium, the Fund may be unable to issue additional Common Shares, and may incur costs associated with maintaining an “at the market” program without the potential benefits. The offering described in the
Fund’s Prospectus may allow the Fund to pursue additional investment opportunities without the need to sell existing portfolio investments and will increase the asset size of the Fund and thus cause the Fund’s fixed expenses to be spread over a larger asset base. However, the issuance may not necessarily result in an increase to net income for stockholders, which depends upon available investment opportunities and other factors. The Fund cannot predict whether its Common
Shares will trade in the future at a premium to Fund NAV per Common Share. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV, which may increase investors’ risk of loss. In no event will
Common Shares be issued at a price below the Fund’s NAV per Common Share (calculated within 48 hours of pricing) plus any sales commission charged in connection with the offering. The offering described in the Fund’s Prospectus entails potential risks to existing common stockholders. Although the issuance of additional Common Shares may facilitate a more active market in the Fund’s Common Shares by increasing the amount of Common Shares outstanding, the issuance of additional Common Shares may also have an adverse effect on prices for the Fund’s Common Shares in the secondary market by increasing the supply of Common Shares available for sale. The issuance of additional Common Shares will dilute the voting power of already outstanding Common Shares.
Secondary Market for the Common Shares Risk.
The issuance of Common Shares through the Fund’s Prospectus offering may have an adverse effect on the secondary market for the Common Shares. The increase in the amount of the Fund’s outstanding Common Shares resulting from this offering may put downward pressure on the market price for the Common
Shares of the Fund. Common Shares will not be issued pursuant to the offering at any time when Common Shares are trading at a price lower than a price equal to the Fund’s NAV per Common Share plus the per Common Share amount of commissions. The Fund also issues Common Shares of the Fund through its Dividend In
v
estment Plan. See “Dividend
Investment Plan” in the Fund’s Prospectus. Common Shares may be issued under the p la
n at a discount to the market price
for such Common Shares, which may put downward pressure on the market price for Common Shares of the Fund. When the Common Shares are trading at a premium, the Fund may also issue Common Shares of the Fund that are sold through transactions effected on the NYSE. The increase in the amount of the Fund’s outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the Common Shares of the Fund. The voting power of current Common Stockholders will be diluted to the extent that such stockholders do not purchase shares in any future
Common Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the
Investment Manager is unable to invest the proceeds of such offering as intended, the Fund’s per share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advanc
e
s to the same extent as if
such proceeds were fully invested as
pl
an
n
ed.
Sector Risk
.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the communication services sector and information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
Communication Services Sector and Information Technology Sector.
The Fund is vulnerable to the particular risks that may
affect companies in the communication services sector and the information technology sector. Companies in these sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector and information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in these sectors are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Semiconductor and Semiconductor Equipment Industry Risk.
The Fu
n
d’s investment in the semiconductor and semiconductor
equipment industry subjects the Fund to the risks of investments in the industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs;
wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology; economic performance of the customers of semiconductor and related companies; their research costs and the risks that their products may not prove commercially successful; and thin capitalization and limited product lines, markets, financial resources or quality management and personnel. Semiconductor design and process methodologies are subject to rapid technological change requiring large expenditures, potentially requiring financing that may be difficult or impossible to obtain, for research and development in order to improve product performance and increase manufacturing yields. These companies rely on a combination of patents, trade secret laws and contractual provisions to protect their technologies. The process of seeking patent protection can be long and expensive. The industry is characterized by frequent litigation regarding patent and other intellectual property rights, which may require such companies to defend against competitors’
assertions of intellectual property infringement or misappropriation. Some companies are also engaged in other lines of business unrelated to the semiconductor business, and these companies may experience problems with these lines of business that could adversely affect their operating results. The international operations of many companies expose them to the risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, and trade disputes. Business conditions in this industry can change rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of these companies. The stock prices of companies in the industry have been and will likely continue to be volatile relative to the overall market.
Transactions in Derivatives.
The Fund may enter into derivative tran
s
actions or otherwise have exposure to derivative
transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the
Standard & Poor’s 500
®
Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by stockholders holding shares in a taxable account. See the
Taxation
section in the Fund’s Statement of Additional Information for more information. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally regulations governing the use of derivatives by registered investment companies, such as the Fund require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this report, the Fund is required to maintain a comprehensive derivatives risk management program. For
more
information on the risks of derivative investments and strategies, see the Statement of
Additional In
for
mation.

Share Price [Table Text Block]
Share Price Data
The Fund’s Common Stock is traded primarily on the New York Stock Exchange (the Exchange). The following table shows the high and low closing prices of the Fund’s Common Stock on the Exchange for each calendar quarter since the beginning of 2023, as well as the net asset values and the range of the percentage (discounts)/premiums to net asset value per share that correspond to such prices.

	Market Price ($)		Corresponding NAV ($)		Corresponding (Discount)/Premium to NAV (%)
	High	Low	High	Low	High	Low
2023
1 st Quarter	28.08	22.73	26.34	22.48	6.61	1.11
2 nd Quarter	31.35	26.23	27.65	24.66	13.38	6.37
3 rd Quarter	31.04	26.75	28.99	26.05	7.07	2.69
4 th Quarter	31.91	25.18	29.26	24.88	9.06	1.21
2024
1 st Quarter	34.05	29.37	30.72	27.81	10.84	5.61
2 nd Quarter	33.68	29.56	32.87	28.91	2.46	2.25
3 rd Quarter	34.42	29.62	33.71	29.56	2.11	0.20
4 th Quarter	35.93	31.36	35.88	31.75	0.14	(1.23)
2025
1 st Quarter	33.90	27.98	33.91	27.53	(0.03)	1.63
2 nd Quarter	30.41	24.54	29.95	23.90	1.54	2.68
The Fund’s Common Stock has historically fluctuated between trading on the market at a discount to net asset value and at a premium to net asset value. The closing market price, net asset value and percentage (discount)/premium to net asset value per share of the Fund’s Common Stock on June 30, 2025 were $30.41, $29.95, and 1.54%, respectively.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management Risk
.
The Fund is actively man
a
ged and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the
Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s NAV to fluctuate.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk.
Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch, DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk.
Derivatives may involve sig
n
ificant risks. Derivatives are financial instruments, t
ra
ded on an exchange or in
the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk).
Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise a
dve
r
sely
affect the value or performanc
e
of derivatives.

Derivatives Risk Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk – Options Risk.
Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The Fund may purchase or write (i.e., sell) put and call options on an underlying reference it is otherwise permitted to invest in. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. If the Fund sells a put option, the Fund may be required to buy the underlying reference at a strike price that is above market price, resulting in a loss. If the Fund sells a call option, the Fund may be required to sell the underlying reference at a strike price that is below market price, resulting in a loss. If the Fund sells a call option that is not covered (it does not own the underlying reference), the Fund’s losses are potentially unlimited.
Options may involve economic leverage, which could result in greater volatility in price movement. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk.
Investments in or exposure to securities of foreign companies m
a
y involve heightened risks relative
to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile.
Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the
Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets.
In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the
Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The
Fund may also incur curre
nc
y conversion costs when converting foreign currencies into U.S. dollars and vice versa.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk.
An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund and could result in a greater premium or discount between the market price and the NAV of the Fund’s shares and wider bid/ask sp
reads than those experienced by other
closed-end funds.

Small And Mid Cap Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small- and Mid-Cap Stock Risk.
Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Large Cap Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large-Cap Stock Risk.
Investments in larger, more established comp
an
ies (larger companies), may involve certain risks
associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other event
s
–  or the potential for such events –  could have a significant negative impact on global economic and market conditions and could result in a greater premium or discount between the market price and the
NAV of the Fund’s shares and wider bid/ask spreads than those experienced by other closed-end funds.

Market Trading Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Trading Discount Risk.
The Fund’s Common Shares can and have traded at a discount to the Fund’s NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.

Non Diversified Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Fund Risk.
The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.

Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Offering Risk.
The provisions of the 1940 Act generally require that the public offering price of an investment company’s common shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of an investment company’s common stock (calculated within 48 hours of pricing), plus any sales commission charged in connection with the offering. In the offering described in the Fund’s current Prospectus, the Fund may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Fund’s NAV per Common Share (calculated within 48 hours of pricing). To the extent that Fund
Common Shares do not trade at a premium, the Fund may be unable to issue additional Common Shares, and may incur costs associated with maintaining an “at the market” program without the potential benefits. The offering described in the
Fund’s Prospectus may allow the Fund to pursue additional investment opportunities without the need to sell existing portfolio investments and will increase the asset size of the Fund and thus cause the Fund’s fixed expenses to be spread over a larger asset base. However, the issuance may not necessarily result in an increase to net income for stockholders, which depends upon available investment opportunities and other factors. The Fund cannot predict whether its Common
Shares will trade in the future at a premium to Fund NAV per Common Share. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV, which may increase investors’ risk of loss. In no event will
Common Shares be issued at a price below the Fund’s NAV per Common Share (calculated within 48 hours of pricing) plus any sales commission charged in connection with the offering. The offering described in the Fund’s Prospectus entails potential risks to existing common stockholders. Although the issuance of additional Common Shares may facilitate a more active market in the Fund’s Common Shares by increasing the amount of Common Shares outstanding, the issuance of additional Common Shares may also have an adverse effect on prices for the Fund’s Common Shares in the secondary market by increasing the supply of Common Shares available for sale. The issuance of additional Common Shares will dilute the voting power of already outstanding Common Shares.

Secondary Market For The Common Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Secondary Market for the Common Shares Risk.
The issuance of Common Shares through the Fund’s Prospectus offering may have an adverse effect on the secondary market for the Common Shares. The increase in the amount of the Fund’s outstanding Common Shares resulting from this offering may put downward pressure on the market price for the Common
Shares of the Fund. Common Shares will not be issued pursuant to the offering at any time when Common Shares are trading at a price lower than a price equal to the Fund’s NAV per Common Share plus the per Common Share amount of commissions. The Fund also issues Common Shares of the Fund through its Dividend In
v
estment Plan. See “Dividend
Investment Plan” in the Fund’s Prospectus. Common Shares may be issued under the p la
n at a discount to the market price
for such Common Shares, which may put downward pressure on the market price for Common Shares of the Fund. When the Common Shares are trading at a premium, the Fund may also issue Common Shares of the Fund that are sold through transactions effected on the NYSE. The increase in the amount of the Fund’s outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the Common Shares of the Fund. The voting power of current Common Stockholders will be diluted to the extent that such stockholders do not purchase shares in any future
Common Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the
Investment Manager is unable to invest the proceeds of such offering as intended, the Fund’s per share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advanc
e
s to the same extent as if
such proceeds were fully invested as
pl
an
n
ed.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Risk
.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the communication services sector and information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.

Communication Services Sector And Information Technology Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Communication Services Sector and Information Technology Sector.
The Fund is vulnerable to the particular risks that may
affect companies in the communication services sector and the information technology sector. Companies in these sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector and information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in these sectors are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Semiconductor And Semiconductor Equipment Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Semiconductor and Semiconductor Equipment Industry Risk.
The Fu
n
d’s investment in the semiconductor and semiconductor
equipment industry subjects the Fund to the risks of investments in the industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs;
wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology; economic performance of the customers of semiconductor and related companies; their research costs and the risks that their products may not prove commercially successful; and thin capitalization and limited product lines, markets, financial resources or quality management and personnel. Semiconductor design and process methodologies are subject to rapid technological change requiring large expenditures, potentially requiring financing that may be difficult or impossible to obtain, for research and development in order to improve product performance and increase manufacturing yields. These companies rely on a combination of patents, trade secret laws and contractual provisions to protect their technologies. The process of seeking patent protection can be long and expensive. The industry is characterized by frequent litigation regarding patent and other intellectual property rights, which may require such companies to defend against competitors’
assertions of intellectual property infringement or misappropriation. Some companies are also engaged in other lines of business unrelated to the semiconductor business, and these companies may experience problems with these lines of business that could adversely affect their operating results. The international operations of many companies expose them to the risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, and trade disputes. Business conditions in this industry can change rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of these companies. The stock prices of companies in the industry have been and will likely continue to be volatile relative to the overall market.

Transactions In Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Transactions in Derivatives.
The Fund may enter into derivative tran
s
actions or otherwise have exposure to derivative
transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the
Standard & Poor’s 500
®
Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by stockholders holding shares in a taxable account. See the
Taxation
section in the Fund’s Statement of Additional Information for more information. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally regulations governing the use of derivatives by registered investment companies, such as the Fund require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this report, the Fund is required to maintain a comprehensive derivatives risk management program. For
more
information on the risks of derivative investments and strategies, see the Statement of
Additional In
for
mation.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
Interest rate risk is the ri
s
k of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by
3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such action
s m
ay negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV.  Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.

Common Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01												$ 21
Expense Example, Years 1 to 3												45
Expense Example, Years 1 to 5												71
Expense Example, Years 1 to 10												$ 145
Basis of Transaction Fees, Note [Text Block]												as a percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 24.54	$ 27.98	$ 31.36	$ 29.62	$ 29.56	$ 29.37	$ 25.18	$ 26.75	$ 26.23	$ 22.73
Highest Price or Bid		30.41	33.9	35.93	34.42	33.68	34.05	31.91	31.04	31.35	28.08
Lowest Price or Bid, NAV		23.9	27.53	31.75	29.56	28.91	27.81	24.88	26.05	24.66	22.48
Highest Price or Bid, NAV		$ 29.95	$ 33.91	$ 35.88	$ 33.71	$ 32.87	$ 30.72	$ 29.26	$ 28.99	$ 27.65	$ 26.34
Highest Price or Bid, Premium (Discount) to NAV [Percent]		1.54%	(0.03%)	0.14%	2.11%	2.46%	10.84%	9.06%	7.07%	13.38%	6.61%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		2.68%	1.63%	(1.23%)	0.20%	2.25%	5.61%	1.21%	2.69%	6.37%	1.11%
Share Price		$ 30.41										$ 30.41
NAV Per Share		$ 29.95										$ 29.95
Latest Premium (Discount) to NAV [Percent]												1.54%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]												Common Stock
Outstanding Security, Not Held [Shares]												17,390,630

[1]	There are no service or brokerage charges to participants in the dividend investment plan; however, the Fund reserves the right to amend the plan to include a service charge payable to the Fund by the participants. The Fund reserves the right to amend the plan to provide for payment of brokerage fees by the plan participants in the event the plan is changed to provide for open market purchases of Fund Common Stock on behalf of plan participants. You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to this plan. The expenses of administering the Fund’s Dividend Investment Plan and Stock Repurchase Program are included in “Other Expenses” of the Fund. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Stock Repurchase Program.
[2]	The Fund’s management fee is 1.06% of the Fund’s average daily Managed Assets (which means the net asset value of Fund’s outstanding common stock plus the liquidation preference of any issued and outstanding preferred stock of the Fund and the principal amount of any borrowing used for leverage). The management fee rate noted in the table reflects the rate paid by Common Stockholders as a percentage of the Fund’s net assets attributable to Common Stock.
[3]	“Total Annual Expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total gross expenses” shown in the Financial Highlights section of this report because “Total gross expenses” does not include acquired fund fees and expenses.